                                                            March 14, 2008

                                                U.S. Securities and Exchange Commission
                                                           100 F Street, N.E.
                                                         Washington, DC 20549

                                       Re: Pruco Life Flexible Premium Variable Annuity Account
                                                          (File No. 811-07325)

o SP Advisor Variable Annuity
(File No.: 333-52780)
o SP Anuity One/Plus Variable Annuity
(File No.: 333-37728)
o SP FlexElite Variable Annuity
(File No.: 333-75702)
o SP Select Variable Annuity
(File No.: 333-52754)

Dear Commissioners:

On behalf of Pruco Life Insurance Company ("Pruco Life") and the Pruco Life Flexible Premium Variable Annuity Account (the
"Account"), we hereby submit pursuant to Rule 30b2-1(b) under the Investment Company Act of 1940 (the "Act"), that the account has transmitted the following annual reports for the period ending December 31, 2007 to the contract owners.

In addition to information transmitted herewith, we incorporate by reference the annual reports with respect to the following underlying mutual funds:

 1.Filer/Entity:           Advanced Series Trust
 Registration No.:         811-05186
 CIK No.:                  0000814679
 Accession No.:            0001209286-08-000095
 Date of Filing:           03/07/2008

 2.Filer/Entity:           Evergreen Variable Annuity Trust Fund
 Registration No.:         811- 08716
 CIK No.:                  0000928754
 Accession No.:            0001379491-08-000035
 Date of Filing:           03/06/2008

 3.Filer/Entity:           Nationwide Variable Insurance Trust
 Registration No.          811-03213
 CIK No.:                  0000353905
 Accession No.:            0000893220-08-000663
 Date of Filing:           03/10/2008

 4.Filer/Entity:           Janus Aspen Series
 Registration No.:         811-07736
 CIK No.:                  0000906185
 Accession No.:            0001104659-08-013800
 Date of Filing:           02/28/2008

 5.Filer/Entity:           The Prudential Series Fund
 Registration No.:         811-03623
 CIK No.:                  0000711175
 Accession No.:            0001193125-08-050345
 Date of Filing:           03/07/2008

If you have any questions regarding this filing, please contact me at (973) 802-6997.

Sincerely,

 C. Christopher Sprague
 /s/ C. Christopher Sprague
 Vice President, Corporate Counsel

                                                            March 14, 2007

                                                  Securities and Exchange Commission
                                                            100 F Street, NE
                                                         Washington, DC 20549

                                       Re: Pruco Life Flexible Premium Variable Annuity Account
                                                          (File No. 811-07325)

Discovery Choice Variable Annuity
(File No. 333-79201)

Discovery Select Variable Annuity
(File No. 333-06701)

Dear Commissioners:

On behalf of Pruco Life Insurance Company ("Pruco Life") and the Pruco Life Flexible Premium Variable Annuity Account (the
"Account"), we hereby submit pursuant to Rule 30b2-1(b) under the Investment Company Act of 1940 (the "Act"), that the account has transmitted the following annual reports for the period ending December 31, 2007 to the contract owners.

In addition to information transmitted herewith, we incorporate by reference the annual reports with respect to the following underlying mutual funds:

 Filer/Entity:             AIM Variable Insurance Funds
 Registration No.:         811-07452
 CIK No.:                  0000896435
 Accession No.:            0000950134-08-001416
 Date of Filing:           03/03/2008

 Filer/Entity:             AllianceBernstein Variable Products Series Fund Inc.
 Registration No.:         811-05398
 CIK No.:                  0000825316
 Accession No.:            0001193125-08-037415
 Date of Filing:           02/25/2008

Filer/Entity:              American Century Variable Portfolios, Inc.
 Registration No.:         811-05188
 CIK No.:                  0000814680
 Accession No.:            0000814680-08-000002
 Date of Filing:           02/22/2008

 Filer/Entity:             Credit Suisse Trust
 Registration No.:         811-07261
 CIK No.:                  0000941568
 Accession No.:            0001104659-08-015812
 Date of Filing:           03/06/08

 Filer/Entity:             Davis Variable Account Fund, Inc.
 Registration No.:         811-09293
 CIK No.:                  0001084060
 Accession No.:            0001084060-08-000002
 Date of Filing:           02/28/08

 Filer/Entity:             Dreyfus Variable Investment Fund
 Registration No.:         811-05125
 CIK No.:                  0000813383
 Accession No.:            0000813383-08-000001
 Date of Filing:           08/21/2008

 Filer/Entity:             Franklin Templeton Variable Insurance Products Trust
 Registration No.:         811-05583
 CIK No.:                  0000837274
 Accession No.:            0001193125-08-043378
 Date of Filing:           02/29/2008

 Filer/Entity:             Janus Aspen Series - Institutional Shares
 Registration No.:         811-07736
 CIK No.:                  0000906185
 Accession No.:            0001104659-08-013800
 Date of Filing:           02/28/2008

 Filer/Entity:             MFS Variable Insurance Trust
 Registration No.:         811-08326
 CIK No.:                  0000918571
 Accession No.:            0000950156-08-051481
 Date of Filing:           03/210/2008

 Filer/Entity:             Premier VIT
 Registration No.:         811-08512
 CIK No.:                  0000923185
 Accession No.:            0001104659-08-016516
 Date of Filing:           03/10/2008

 Filer/Entity:             T. Rowe Price Equity Series Inc. - Equity Income Portfolio
 Registration No.:         811-07143
 CIK No.:                  0000918294
 Accession No.:            0000918294-08-000016
 Date of Filing:           02/28/2008

 Filer/Entity:             T. Rowe Price International Series, Inc. - International Stock Portfolio
 Registration No.:         811-07145
 CIK No.:                  0000918292
 Accession No.:            0000918292-08-000003
 Date of Filing:           02/25/2008

 Filer/Entity:             The Prudential Series Fund
 Registration No.:         811-03623
 CIK No.:                  0000711175
 Accession No.:            0001193125-08-050345
 Date of Filing:           03/07/2008

If you have any questions regarding this filing, please contact me at (973) 802-6997.

Sincerely,

 /s/ C. Christopher Sprague
 C. Christopher Sprague
 Vice President and Corporate Counsel

                                                            March 14, 2008

                                                  Securities and Exchange Commission
                                                            100 F Street, NE
                                                         Washington, DC 20549

                                       Re: Pruco Life Flexible Premium Variable Annuity Account
                                                          (File No. 811-07325)

Premier Variable Annuity
(File No. 333-130989)

Dear Commissioners:

On behalf of Pruco Life Insurance Company ("Pruco Life") and the Pruco Life Flexible Premium Variable Annuity Account (the
"Account"), we hereby submit pursuant to Rule 30b2-1(b) under the Investment Company Act of 1940 (the "Act"), that the account has transmitted the following annual reports for the period ending December 31, 2007 to the contract owners.

In addition to information transmitted herewith, we incorporate by reference the annual reports with respect to the following underlying mutual funds:

 Filer/Entity:             Advanced Series Trust
 Registration No.:         811-05186
 CIK No.:                  0000814679
 Accession No.:            0001209286-08-000095
 Date of Filing:           03/07/2008

If you have any questions regarding this filing, please contact me at (973) 802-6997.

Sincerely,

 /s/ C. Christopher Sprague
 C. Christopher Sprague
 Vice President and Corporate Counsel